PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 88,165		¥ 135,574
Accumulated depreciation and amortization			(25,040)		(53,154)
Total property, equipment and software, net	$ 11,987		63,125		82,420
Depreciation and amortization expenses	$ 4,421	¥ 30,398	18,859	¥ 4,586
Computers and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			41,374		66,205
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			9,972		10,587
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			23,005		25,375
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 13,814		¥ 33,407